Off Balance Sheet Transactions - Schedule of Different Off Balance Sheet Transactions (Detail) - ARS ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial investments [line items]
Custody of government and private securities and other assets held by third parties		$ 388,814,394	$ 278,378,506
Preferred and other collaterals received from customers	[1]	120,488,512	127,507,767
Outstanding checks not yet paid		11,148,089	11,375,202
Checks already deposited and pending clearance		8,109,217	5,764,262
Written-off credits		$ 4,992,035	$ 6,565,815

[1]	Related to collaterals used to secure loans transactions and other financing, under the applicable rules in force on this matter.